Acquisition, disposal and other transactions (Acquisition) (Narrative) (Detail) - Shangrao Hongyuan Power Co., Ltd. ("Hongyuan Power") [member] - Huaneng Jiangxi Clean EnergyPower Generation and Supply Limited Liability Company ("Jiangxi Clean Energy") [member]
¥ in Thousands
Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about acquisition [line items]
Equity interests acquired by the Group	100.00%
Cash consideration paid for acquisition	¥ 99,840